UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (67.9%)
$80,100	Arizona Health Facilities, Authority Banner Health Ser 2008 E	0.01%	10/07/15	01/01/29	$80,100,000
198,900	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.01	10/07/15	06/01/41	198,900,000
	California Statewide Communities Development Authority,
141,115	Gas Supply Sacramento Municipal Utility District Ser 2010	0.02	10/07/15	11/01/40	141,115,000
122,590	Kaiser Permanente Ser 2008 A	0.01	10/07/15	04/01/32	122,590,000
124,280	Charlotte, NC, Water & Sewer System Ser 2006 B	0.01	10/07/15	07/01/36	124,280,000
	Colorado Springs, CO,
58,720	Utilities System Sub Lien Ser 2004 A	0.03	10/07/15	11/01/23	58,720,000
41,540	Utilities System Sub Lien Ser 2005 A	0.02	10/07/15	11/01/35	41,540,000
48,525	Utilities System Sub Lien Ser 2006 A	0.02	10/07/15	11/01/25	48,525,000
28,485	Utilities System Sub Lien Ser 2007 A	0.02	10/07/15	11/01/37	28,485,000
67,475	Utilities System Sub Lien Ser 2007 B	0.02	10/07/15	11/01/26	67,475,000
42,495	Utilities System Sub Lien Ser 2009 C	0.01	10/07/15	11/01/28	42,495,000
37,670	Utilities System Sub Lien Ser 2010 C	0.02	10/07/15	11/01/40	37,670,000
94,450	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.02	10/07/15	04/01/38	94,450,000
23,800	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.03	10/07/15	10/15/16	23,800,000
	Gainesville, FL,
110,090	Utilities System 2007 Ser A	0.02	10/07/15	10/01/36	110,090,000
90,000	Utilities System 2008 Ser B	0.01	10/07/15	10/01/38	90,000,000
20,465	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.01	10/07/15	11/15/33	20,465,000
	Houston, TX,
50,000	Combined Utility System First Lien Ser 2004 B2	0.01	10/07/15	05/15/34	50,000,000
74,700	Combined Utility System First Lien Ser 2004 B5	0.01	10/07/15	05/15/34	74,700,000
70,225	Combined Utility System First Lien Ser 2004 B6	0.01	10/07/15	05/15/34	70,225,000
	Illinois Toll Highway Authority,
74,150	Toll Highway Senior Priority Ser 2007 A-1B	0.01	10/07/15	07/01/30	74,150,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.01	10/07/15	07/01/30	80,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.01	10/07/15	11/15/33	20,075,000
121,360	Trinity Health Ser 2008 D-1	0.01	10/07/15	12/01/34	121,360,000
25,470	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.02	10/07/15	01/01/35	25,470,000
26,100	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.01	10/07/15	07/01/35	26,100,000
37,470	JEA, FL, Water & Sewer System Subser 2008 A-2	0.01	10/07/15	10/01/42	37,470,000
88,100	Long Island Power Authority, NY, Electric System Ser 2012 C	0.01	10/07/15	05/01/33	88,100,000
25,000	Louisiana, Gasoline & Fuels Tax Ser 2013 A Eagle #20140049 Class A (c)	0.03	10/07/15	05/01/41	25,000,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.01	10/07/15	02/15/43	59,400,000
58,000	Massachusetts, Central Artery Ser 2000 A	0.01	10/07/15	12/01/30	58,000,000
	Massachusetts Bay Transportation Authority,
9,900	Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.02	10/07/15	07/01/29	9,900,000
80,775	Senior Sales Tax Ser 2008 A-1	0.01	10/07/15	07/01/21	80,775,000

	Massachusetts Department of Transportation,
71,145	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.01	10/07/15	01/01/39	71,145,000
30,000	Metropolitan Highway System Contract Assistance Ser 2010 A-3	0.01	10/07/15	01/01/39	30,000,000
56,300	Metropolitan Highway System Contract Assistance Ser 2010 A-7	0.01	10/07/15	01/01/29	56,300,000
	Massachusetts Water Resources Authority,
55,485	Gen Ser 2008 A-1	0.01	10/07/15	08/01/37	55,485,000
12,685	Gen Ser 2008 A-2	0.01	10/07/15	08/01/37	12,685,000
88,300	Gen Ser 2008 A-3	0.01	10/07/15	08/01/37	88,300,000
109,160	Gen Ser 2008 C-2	0.02	10/07/15	11/01/26	109,160,000
	Metropolitan Transportation Authority, NY,
11,600	Ser 2005 E Subser E-2	0.01	10/07/15	11/01/35	11,600,000
36,000	Transportation Ser 2015 E-3	0.01	10/07/15	11/15/50	36,000,000
20,000	Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2	0.02	10/07/15	10/01/39	20,000,000
	Mobile Downtown Redevelopment Authority, AL,
28,375	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.01	10/07/15	05/01/41	28,375,000
21,450	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.01	10/07/15	05/01/41	21,450,000
69,200	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.01	10/07/15	05/15/36	69,200,000
10,550	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 C	0.01	10/07/15	11/15/19	10,550,000
18,210	New Castle County, DE, University Courtyard Apartments Ser 2005	0.02	10/07/15	08/01/31	18,210,000
55,040	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.01	10/07/15	08/01/34	55,040,000
30,220	New York City Cultural Resources Trust, NY, New York Botanical Garden Ser 2009 A	0.01	10/07/15	07/01/32	30,220,000
	New York City Municipal Water Finance Authority, NY,
70,300	2000 Ser C	0.01	10/07/15	06/15/33	70,300,000
50,000	Second General Fiscal 2003 F-1B	0.01	10/07/15	06/15/35	50,000,000
100,000	Second General Fiscal 2010 Ser CC	0.01	10/07/15	06/15/41	100,000,000
40,300	Water & Sewer System Fiscal 2008 Ser B-4	0.01	10/07/15	06/15/23	40,300,000
91,200	Water & Sewer System Fiscal 2008 Subser B-1B	0.01	10/07/15	06/15/24	91,200,000
	New York City Transitional Finance Authority, NY,
92,800	Future Tax Fiscal 2010 Ser F Subser F-5	0.01	10/07/15	02/01/35	92,800,000
87,930	Future Tax Fiscal 2013 Ser C-5	0.01	10/07/15	11/01/41	87,930,000
30,860	Recovery Fiscal 2003 Ser 1 Subser 1DA	0.01	10/07/15	11/01/22	30,860,000
10,000	Recovery Fiscal 2003 Ser 3 Subser 3-G	0.01	10/07/15	11/01/22	10,000,000
36,275	New York City, NY, Fiscal 2004 Subser A-5	0.02	10/07/15	08/01/31	36,275,000
15,000	North Carolina Capital Facilities Finance Agency, Duke University Ser 2014 A & B Eagle #20140050 Class A (c)	0.03	10/07/15	10/01/41	15,000,000
	North Carolina Medical Care Commission,
63,125	Cape Fear Valley Health System Ser 2008 A-1	0.02	10/07/15	10/01/36	63,125,000
75,800	Cape Fear Valley Health System Ser 2008 A-2	0.02	10/07/15	10/01/36	75,800,000
42,000	North Texas Tollway Authority, TX, Ser 2009 D	0.01	10/07/15	01/01/49	42,000,000
98,700	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.01	10/07/15	10/01/33	98,700,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.02	10/07/15	04/01/43	45,000,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.01	10/07/15	11/01/38	31,250,000

42,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.04	10/07/15	01/01/18	42,000,000
42,000	RBC Municipal Products Trust, Inc., PA, Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.02	10/07/15	02/01/18	42,000,000
36,805	RIB Floater Credit Enhanced Trust, FL, Central Florida Expressway Authority Trust Receipts Ser 3-WE (c)	0.15	10/07/15	05/01/18	36,805,000
16,970	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.03	10/07/15	03/01/36	16,970,000
39,600	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.02	10/07/15	06/01/29	39,600,000
	Triborough Bridge & Tunnel Authority, NY,
60,000	Ser 2002 F	0.02	10/07/15	11/01/32	60,000,000
57,050	Ser 2005 A	0.01	10/07/15	11/01/35	57,050,000
81,440	University of Massachusetts Building Authority, Senior Ser 2011-1	0.02	10/07/15	11/01/34	81,440,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.03	10/07/15	12/01/34	30,000,000
	University of Texas Regents,
95,230	Financing System Ser 2007 B	0.01	10/07/15	08/01/34	95,230,000
94,990	Financing System Ser 2008 B	0.01	10/07/15	08/01/25	94,990,000
104,650	Financing System Ser 2008 B	0.01	10/07/15	08/01/32	104,650,000
42,175	Financing System Ser 2008 B	0.01	10/07/15	08/01/39	42,175,000
50,895	Permanent University Fund Ser 2008 A	0.01	10/07/15	07/01/38	50,895,000
116,675	Permanent University Fund Ser 2008 A	0.01	10/07/15	07/01/37	116,675,000
12,195	University of Virginia, General Ser 2013 Eagle #20140048 Class A (c)	0.03	10/07/15	06/01/37	12,195,000
	Utah Water Finance Agency,
54,665	Ser 2008 B	0.03	10/07/15	10/01/37	54,665,000
45,525	Ser 2008 B-2	0.03	10/07/15	10/01/35	45,525,000
162,840	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.03	10/07/15	05/15/39	162,840,000
59,150	Wisconsin Health & Educational Facilities Authority, Aurora Healthcare Ser 2012 D	0.02	10/07/15	07/15/28	59,150,000
	Total Weekly Variable Rate Bonds (Cost $5,180,540,000)				5,180,540,000

	Daily Variable Rate Bonds (12.5%)
	East Baton Rouge Parish, LA,
69,550	Exxon Mobil Corporation Ser 2010 A	0.01	10/01/15	08/01/35	69,550,000
80,700	Exxon Mobil Corporation Ser 2010 B	0.01	10/01/15	12/01/40	80,700,000
65,180	Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012	0.01	10/01/15	11/01/41	65,180,000
73,425	Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4	0.01	10/01/15	12/01/39	73,425,000
98,990	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323 (c)	0.11	10/01/15	12/01/17	98,990,000
	Metropolitan Transportation Authority, NY,
7,000	Ser 2005 E Subser E-1	0.01	10/01/15	11/01/35	7,000,000
4,000	Transportation Ser 2015 E-5	0.01	10/01/15	11/15/45	4,000,000
5,000	Transportation Ser 2015 E-1	0.01	10/01/15	11/15/50	5,000,000
	Mississippi Business Finance Corporation,
72,850	Chevron USA Ser 2007 A	0.01	10/01/15	12/01/30	72,850,000
59,050	Chevron USA Ser 2010 K	0.01	10/01/15	11/01/35	59,050,000
6,000	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2007 Ser CC-1	0.01	10/01/15	06/15/38	6,000,000
	New York City Transitional Finance Authority, NY,
117,100	Future Tax Fiscal 2010 Ser G Subser G-5	0.01	10/02/15	05/01/34	117,100,000

60,300	Future Tax Fiscal 2014 Ser D Subser D-3	0.01	10/01/15	02/01/44	60,300,000
9,325	Future Tax Fiscal 2016 Ser A Subser A-4	0.01	10/01/15	08/01/41	9,325,000
5,000	Future Tax Fiscal 2016 Ser A Subser A-5	0.01	10/01/15	08/01/41	5,000,000
	New York City, NY,
53,450	Fiscal 2008 Ser J Subser J-3	0.01	10/02/15	08/01/23	53,450,000
100,615	Fiscal 2012 Subser G-6	0.01	10/01/15	04/01/42	100,615,000
65,975	Fiscal 2013 Ser F Subser F-3	0.01	10/01/15	03/01/42	65,975,000
	Total Daily Variable Rate Bonds (Cost $953,510,000)				953,510,000

NUMBER OF SHARES (000)
	Investment Company (10.1%)
768,800	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $768,800,000)				768,800,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (5.1%)
$86,700	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.11%	10/07/15	12/01/40	86,700,000
75,100	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.11	10/07/15	03/01/40	75,100,000
10,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.11	10/07/15	09/01/43	10,000,000
50,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.12	10/07/15	05/01/41	50,000,000
45,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.10	10/07/15	12/01/40	45,000,000
20,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.12	10/07/15	05/01/41	20,000,000
16,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.11	10/07/15	08/03/43	16,000,000
17,500	Western Asset Intermediate Muni Fund, Inc., VRDP Ser 1 (AMT) (c)	0.11	10/07/15	02/25/45	17,500,000
60,000	Western Asset Managed Municipals Fund, Inc., VRDP Ser 1 (AMT) (c)	0.11	10/07/15	03/04/45	60,000,000
12,500	Western Asset Municipal Partners Fund, Inc., VRDP ser1 (AMT) (c)	0.11	10/07/15	03/11/45	12,500,000
	Total Closed-End Investment Companies (Cost $392,800,000)				392,800,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (4.4%)
	Montgomery County, MD,
50,000	2009 Ser A BANs	0.01%	0.01%	10/01/15	50,000,000
104,000	2010 Ser B BANs	0.01	0.01	10/01/15	104,000,000
75,000	Rochester, MN, Healthcare Facilities Mayo Clinic Ser 2014	0.01	0.01	10/07/15	75,000,000
110,000	San Antonio, TX, Electric & Gas Systems Ser B	0.01	0.01	10/05/15	110,000,000
	Total Commercial Paper (Cost $339,000,000)				339,000,000

Total Investments (Cost $7,634,650,000) (e)	100.0%	7,634,650,000
Liabilities in Excess of Other Assets	0.0 (f)	(217,175)
Net Assets	100.0%	$7,634,432,825

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RIB	Residual Interest Bond.
ROCs	Reset Option Certificates.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2015.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended September 30, 2015, advisory fees paid were reduced by $117,509 relating to the Fund’s investment in the Liquidity Funds.

(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.
Bond Insurance:
AGM	Assured Guaranty Municipal Corporation.

Active Assets Tax-Free Trust

Summary of Investments • September 30, 2015 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/15	Percentage of Total Investments
Weekly Variable Rate Bonds	67.9%
Daily Variable Rate Bonds	12.5
Investment Company	10.1
Closed-End Investment Companies	5.1
Commercial Paper	4.4
100.0%

Active Assets Tax-Free Trust

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$5,180,540,000	$—	$5,180,540,000
Daily Variable Rate Bonds	—	953,510,000	—	953,510,000
Investment Company	768,800,000	—	—	768,800,000
Closed-End Investment Companies	—	392,800,000	—	392,800,000
Commercial Paper	—	339,000,000	—	339,000,000
Total Assets	$768,800,000	$6,865,850,000	$—	$7,634,650,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015